SUPPLEMENTAL CASH FLOW INFORMATION (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Summary of non-cash investing and financing activities
	Periods ended June 30,
In thousands of USD	2022	2023
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Operating lease right-of-use assets and leasehold land obtained in exchange for operating lease liabilities	863	3,058
Payments for purchase of mining machines in form of cryptocurrencies	2,210	—
Lending made to a related party in form of cryptocurrencies	50,025	—
Collection of lending from a related party in form of cryptocurrencies	50,381	—
Purchase of wealth management products using cryptocurrencies	149,972	—
Redemption of wealth management products in form of cryptocurrencies	150,268	—
Liabilities assumed in connection with acquisition of intangible assets	—	4,896

	Years ended December 31,
In thousands of USD	2020	2021	2022
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Liabilities assumed in connection with acquisition of mining machines from related party	9,302	—	7,212
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,174	47,178	7,270
Payment for purchase of mining machines in form of cryptocurrencies	—	11,986	4,805
Cryptocurrencies received on behalf of related parties	6,312	—	—
Cryptocurrencies paid on behalf of related parties	—	24,852	—
Lending made to a third party in form of cryptocurrencies	—	10,222	—
Collection of lending from a third party in form of cryptocurrencies	—	6,487	—
Lending made to related party in form of cryptocurrencies	—	30,015	150,025
Collection of lending from related party in form of cryptocurrencies	—	30,735	151,525
Purchase of wealth management products using cryptocurrencies	—	30,004	149,972
Redemption of wealth management products in form of cryptocurrencies	—	30,724	150,268
Receivable on disposal of property, plant and equipment	850	—	—
Liabilities assumed in connection with acquisition of property, plant and equipment	156	3,494	—